Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000197647 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Corporate Bond ETF
Class Name	Invesco BulletShares 2027 Corporate Bond ETF
Trading Symbol	BSCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 3,035,021,303
Holdings Count | Holding	496
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,035,021,303
Total number of portfolio holdings	496
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.87%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	0.86%
Citigroup, Inc., 4.45%, 09/29/2027	0.83%
Amazon.com, Inc., 3.15%, 08/22/2027	0.75%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.65%
Morgan Stanley, 3.63%, 01/20/2027	0.65%
Verizon Communications, Inc., 4.13%, 03/16/2027	0.63%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	0.63%
Oracle Corp., 3.25%, 11/15/2027	0.58%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.87%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	0.86%
Citigroup, Inc., 4.45%, 09/29/2027	0.83%
Amazon.com, Inc., 3.15%, 08/22/2027	0.75%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.65%
Morgan Stanley, 3.63%, 01/20/2027	0.65%
Verizon Communications, Inc., 4.13%, 03/16/2027	0.63%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	0.63%
Oracle Corp., 3.25%, 11/15/2027	0.58%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.57%
* Excluding money market fund holdings, if any.

C000197655 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2025 Corporate Bond ETF
Class Name	Invesco BulletShares 2025 Corporate Bond ETF
Trading Symbol	BSCP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2025 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2025 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[2]
Net Assets	$ 3,829,900,693
Holdings Count | Holding	367
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,829,900,693
Total number of portfolio holdings	367
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.60%, 05/14/2025	1.05%
Visa, Inc., 3.15%, 12/14/2025	1.01%
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	0.98%
Oracle Corp., 2.50%, 04/01/2025	0.90%
Morgan Stanley, 4.00%, 07/23/2025	0.84%
Microsoft Corp., 3.13%, 11/03/2025	0.83%
CVS Health Corp., 3.88%, 07/20/2025	0.79%
Shell International Finance B.V., 3.25%, 05/11/2025	0.70%
Citigroup, Inc., 4.40%, 06/10/2025	0.70%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.60%, 05/14/2025	1.05%
Visa, Inc., 3.15%, 12/14/2025	1.01%
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	0.98%
Oracle Corp., 2.50%, 04/01/2025	0.90%
Morgan Stanley, 4.00%, 07/23/2025	0.84%
Microsoft Corp., 3.13%, 11/03/2025	0.83%
CVS Health Corp., 3.88%, 07/20/2025	0.79%
Shell International Finance B.V., 3.25%, 05/11/2025	0.70%
Citigroup, Inc., 4.40%, 06/10/2025	0.70%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	0.70%
* Excluding money market fund holdings, if any.

C000197656 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Corporate Bond ETF
Class Name	Invesco BulletShares 2026 Corporate Bond ETF
Trading Symbol	BSCQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[3]
Net Assets	$ 4,277,560,163
Holdings Count | Holding	468
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,277,560,163
Total number of portfolio holdings	468
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 2.20%, 02/04/2026	1.09%
Microsoft Corp., 2.40%, 08/08/2026	0.80%
AbbVie, Inc., 2.95%, 11/21/2026	0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	0.74%
Wells Fargo & Co., 3.00%, 04/22/2026	0.70%
Wells Fargo & Co., 3.00%, 10/23/2026	0.70%
Apple, Inc., 3.25%, 02/23/2026	0.66%
Morgan Stanley, 3.88%, 01/27/2026	0.61%
Morgan Stanley, 3.13%, 07/27/2026	0.60%
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boeing Co. (The), 2.20%, 02/04/2026	1.09%
Microsoft Corp., 2.40%, 08/08/2026	0.80%
AbbVie, Inc., 2.95%, 11/21/2026	0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	0.74%
Wells Fargo & Co., 3.00%, 04/22/2026	0.70%
Wells Fargo & Co., 3.00%, 10/23/2026	0.70%
Apple, Inc., 3.25%, 02/23/2026	0.66%
Morgan Stanley, 3.88%, 01/27/2026	0.61%
Morgan Stanley, 3.13%, 07/27/2026	0.60%
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.60%
* Excluding money market fund holdings, if any.

C000197657 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Pricing Power ETF
Class Name	Invesco Bloomberg Pricing Power ETF
Trading Symbol	POWA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Pricing Power ETF	$19	0.37%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[4]
Net Assets	$ 188,895,725
Holdings Count | Holding	53
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$188,895,725
Total number of portfolio holdings	53
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
KLA Corp.	2.31%
AutoZone, Inc.	2.31%
Walmart, Inc.	2.28%
Coca-Cola Co. (The)	2.28%
Costco Wholesale Corp.	2.27%
Kroger Co. (The)	2.26%
Republic Services, Inc.	2.24%
Mettler-Toledo International, Inc.	2.19%
Cardinal Health, Inc.	2.17%
Xylem, Inc.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
KLA Corp.	2.31%
AutoZone, Inc.	2.31%
Walmart, Inc.	2.28%
Coca-Cola Co. (The)	2.28%
Costco Wholesale Corp.	2.27%
Kroger Co. (The)	2.26%
Republic Services, Inc.	2.24%
Mettler-Toledo International, Inc.	2.19%
Cardinal Health, Inc.	2.17%
Xylem, Inc.	2.15%
* Excluding money market fund holdings, if any.

C000197658 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2025 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2025 High Yield Corporate Bond ETF
Trading Symbol	BSJP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2025 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2025 High Yield Corporate Bond ETF	$21	0.41%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[5],[6]
Net Assets	$ 1,002,465,600
Holdings Count | Holding	47
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,002,465,600
Total number of portfolio holdings	47
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.18%, 05/15/2025	19.59%
Bausch Health Cos., Inc., 5.50%, 11/01/2025	5.31%
WESCO Distribution, Inc., 7.25%, 06/15/2028	4.88%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029	3.50%
OneMain Finance Corp., 9.00%, 01/15/2029	2.99%
United Wholesale Mortgage LLC, 5.50%, 11/15/2025	2.92%
GFL Environmental, Inc., 3.75%, 08/01/2025	2.70%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025	2.41%
U.S. Treasury Bills, 4.22%-4.25%, 04/17/2025	2.34%
Range Resources Corp., 8.25%, 01/15/2029	2.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.18%, 05/15/2025	19.59%
Bausch Health Cos., Inc., 5.50%, 11/01/2025	5.31%
WESCO Distribution, Inc., 7.25%, 06/15/2028	4.88%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029	3.50%
OneMain Finance Corp., 9.00%, 01/15/2029	2.99%
United Wholesale Mortgage LLC, 5.50%, 11/15/2025	2.92%
GFL Environmental, Inc., 3.75%, 08/01/2025	2.70%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025	2.41%
U.S. Treasury Bills, 4.22%-4.25%, 04/17/2025	2.34%
Range Resources Corp., 8.25%, 01/15/2029	2.28%
* Excluding money market fund holdings, if any.

C000201205 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Investment Grade Defensive ETF
Class Name	Invesco Investment Grade Defensive ETF
Trading Symbol	IIGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Investment Grade Defensive ETF	$7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[7]
Net Assets	$ 24,481,526
Holdings Count | Holding	156
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$24,481,526
Total number of portfolio holdings	156
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	0.72%
Coca-Cola Co. (The), 2.25%, 01/05/2032	0.68%
Hormel Foods Corp., 1.80%, 06/11/2030	0.68%
Linde, Inc., 1.10%, 08/10/2030	0.68%
Public Service Co. of Colorado, 1.88%, 06/15/2031	0.67%
Ascension Health, Series B, 2.53%, 11/15/2029	0.67%
Florida Power & Light Co., 2.45%, 02/03/2032	0.67%
Schlumberger Investment S.A., 2.65%, 06/26/2030	0.67%
Apple, Inc., 1.65%, 02/08/2031	0.67%
John Deere Capital Corp., 4.95%, 07/14/2028	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	0.72%
Coca-Cola Co. (The), 2.25%, 01/05/2032	0.68%
Hormel Foods Corp., 1.80%, 06/11/2030	0.68%
Linde, Inc., 1.10%, 08/10/2030	0.68%
Public Service Co. of Colorado, 1.88%, 06/15/2031	0.67%
Ascension Health, Series B, 2.53%, 11/15/2029	0.67%
Florida Power & Light Co., 2.45%, 02/03/2032	0.67%
Schlumberger Investment S.A., 2.65%, 06/26/2030	0.67%
Apple, Inc., 1.65%, 02/08/2031	0.67%
John Deere Capital Corp., 4.95%, 07/14/2028	0.67%
* Excluding money market fund holdings, if any.

C000202950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Corporate Bond ETF
Class Name	Invesco BulletShares 2028 Corporate Bond ETF
Trading Symbol	BSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[8]
Net Assets	$ 2,453,085,814
Holdings Count | Holding	380
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,453,085,814
Total number of portfolio holdings	380
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.42%
Amgen, Inc., 5.15%, 03/02/2028	1.10%
Cigna Group (The), 4.38%, 10/15/2028	1.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	1.01%
RTX Corp., 4.13%, 11/16/2028	0.85%
UBS AG, 7.50%, 02/15/2028	0.78%
Sprint Capital Corp., 6.88%, 11/15/2028	0.77%
Citibank N.A., 5.80%, 09/29/2028	0.75%
Apple, Inc., 1.20%, 02/08/2028	0.66%
Centene Corp., 2.45%, 07/15/2028	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.42%
Amgen, Inc., 5.15%, 03/02/2028	1.10%
Cigna Group (The), 4.38%, 10/15/2028	1.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	1.01%
RTX Corp., 4.13%, 11/16/2028	0.85%
UBS AG, 7.50%, 02/15/2028	0.78%
Sprint Capital Corp., 6.88%, 11/15/2028	0.77%
Citibank N.A., 5.80%, 09/29/2028	0.75%
Apple, Inc., 1.20%, 02/08/2028	0.66%
Centene Corp., 2.45%, 07/15/2028	0.60%
* Excluding money market fund holdings, if any.

C000202951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Trading Symbol	BSJQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[9]
Net Assets	$ 1,028,012,259
Holdings Count | Holding	113
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,028,012,259
Total number of portfolio holdings	113
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Western Digital Corp., 4.75%, 02/15/2026	3.19%
DISH DBS Corp., 5.25%, 12/01/2026	3.09%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	2.15%
NCR Atleos Corp., 9.50%, 04/01/2029	2.05%
OneMain Finance Corp., 7.13%, 03/15/2026	1.99%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	1.97%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	1.86%
Talen Energy Supply LLC, 8.63%, 06/01/2030	1.80%
Newell Brands, Inc., 5.70%, 04/01/2026	1.72%
eG Global Finance PLC, 12.00%, 11/30/2028	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Digital Corp., 4.75%, 02/15/2026	3.19%
DISH DBS Corp., 5.25%, 12/01/2026	3.09%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	2.15%
NCR Atleos Corp., 9.50%, 04/01/2029	2.05%
OneMain Finance Corp., 7.13%, 03/15/2026	1.99%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	1.97%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	1.86%
Talen Energy Supply LLC, 8.63%, 06/01/2030	1.80%
Newell Brands, Inc., 5.70%, 04/01/2026	1.72%
eG Global Finance PLC, 12.00%, 11/30/2028	1.72%
* Excluding money market fund holdings, if any.

C000203478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFITM Strategic US ETF
Class Name	Invesco RAFITM Strategic US ETF
Trading Symbol	IUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFITM Strategic US ETF	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[10]
Net Assets	$ 631,843,108
Holdings Count | Holding	555
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$631,843,108
Total number of portfolio holdings	555
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	5.07%
Alphabet, Inc., Class A	3.53%
Berkshire Hathaway, Inc., Class B	3.23%
Meta Platforms, Inc., Class A	2.59%
Microsoft Corp.	2.56%
Exxon Mobil Corp.	2.22%
Amazon.com, Inc.	2.16%
Chevron Corp.	1.65%
AT&T, Inc.	1.62%
Walmart, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	5.07%
Alphabet, Inc., Class A	3.53%
Berkshire Hathaway, Inc., Class B	3.23%
Meta Platforms, Inc., Class A	2.59%
Microsoft Corp.	2.56%
Exxon Mobil Corp.	2.22%
Amazon.com, Inc.	2.16%
Chevron Corp.	1.65%
AT&T, Inc.	1.62%
Walmart, Inc.	1.46%
* Excluding money market fund holdings, if any.

C000203488 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Municipal Bond ETF
Class Name	Invesco BulletShares 2028 Municipal Bond ETF
Trading Symbol	BSMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[11]
Net Assets	$ 159,289,132
Holdings Count | Holding	1,467
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$159,289,132
Total number of portfolio holdings	1,467
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
University of California, Series 2018 AZ, Ref. RB, 5.25%, 05/15/2058	0.86%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.69%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB, 5.00%, 07/01/2028	0.68%
Texas (State of) Water Development Board, Series 2018 B, RB, 4.00%, 10/15/2036	0.67%
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00%, 06/01/2048	0.64%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.57%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.53%
Georgia (State of), Series 2017 C, Ref. GO Bonds, 5.00%, 07/01/2028	0.52%
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB, 5.00%, 07/15/2035	0.51%
Long Island (City of), NY Power Authority, Series 2019 A, RB, 5.00%, 09/01/2031	0.51%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
University of California, Series 2018 AZ, Ref. RB, 5.25%, 05/15/2058	0.86%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.69%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB, 5.00%, 07/01/2028	0.68%
Texas (State of) Water Development Board, Series 2018 B, RB, 4.00%, 10/15/2036	0.67%
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00%, 06/01/2048	0.64%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.57%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.53%
Georgia (State of), Series 2017 C, Ref. GO Bonds, 5.00%, 07/01/2028	0.52%
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB, 5.00%, 07/15/2035	0.51%
Long Island (City of), NY Power Authority, Series 2019 A, RB, 5.00%, 09/01/2031	0.51%

C000203494 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2025 Municipal Bond ETF
Class Name	Invesco BulletShares 2025 Municipal Bond ETF
Trading Symbol	BSMP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2025 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2025 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[12]
Net Assets	$ 255,008,049
Holdings Count | Holding	1,123
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$255,008,049
Total number of portfolio holdings	1,123
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB, 1.45%, 08/01/2042	0.98%
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00%, 10/01/2025	0.93%
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB, 5.00%, 06/15/2027	0.81%
California (State of), Series 2021, GO Bonds, 4.00%, 10/01/2025	0.79%
California (State of), Series 2015, Ref. GO Bonds, 5.00%, 08/01/2034	0.69%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2025	0.68%
Illinois (State of), Series 2017 A, GO Bonds, 5.00%, 12/01/2025	0.66%
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB, 5.00%, 12/01/2025	0.60%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB, 5.00%, 10/01/2025	0.60%
Illinois (State of), Series 2021 A, GO Bonds, 5.00%, 03/01/2025	0.58%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB, 1.45%, 08/01/2042	0.98%
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00%, 10/01/2025	0.93%
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB, 5.00%, 06/15/2027	0.81%
California (State of), Series 2021, GO Bonds, 4.00%, 10/01/2025	0.79%
California (State of), Series 2015, Ref. GO Bonds, 5.00%, 08/01/2034	0.69%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2025	0.68%
Illinois (State of), Series 2017 A, GO Bonds, 5.00%, 12/01/2025	0.66%
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB, 5.00%, 12/01/2025	0.60%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB, 5.00%, 10/01/2025	0.60%
Illinois (State of), Series 2021 A, GO Bonds, 5.00%, 03/01/2025	0.58%

C000203495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Municipal Bond ETF
Class Name	Invesco BulletShares 2026 Municipal Bond ETF
Trading Symbol	BSMQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[13]
Net Assets	$ 255,304,268
Holdings Count | Holding	1,827
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$255,304,268
Total number of portfolio holdings	1,827
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.81%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.81%
Denver City & County School District No. 1, Series 2017, GO Bonds, 5.00%, 12/01/2031	0.63%
Colorado (State of), Series 2021 A, COP, 5.00%, 12/15/2026	0.63%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.61%
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB, 5.00%, 12/01/2046	0.60%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.51%
California (State of) Public Works Board, Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.51%
New York (State of) Thruway Authority, Series 2016 A, RB, 5.00%, 01/01/2046	0.50%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.50%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.81%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.81%
Denver City & County School District No. 1, Series 2017, GO Bonds, 5.00%, 12/01/2031	0.63%
Colorado (State of), Series 2021 A, COP, 5.00%, 12/15/2026	0.63%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.61%
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB, 5.00%, 12/01/2046	0.60%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.51%
California (State of) Public Works Board, Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.51%
New York (State of) Thruway Authority, Series 2016 A, RB, 5.00%, 01/01/2046	0.50%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.50%

C000203496 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Municipal Bond ETF
Class Name	Invesco BulletShares 2027 Municipal Bond ETF
Trading Symbol	BSMR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[14]
Net Assets	$ 229,590,208
Holdings Count | Holding	1,889
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$229,590,208
Total number of portfolio holdings	1,889
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.54%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB, 5.00%, 10/01/2034	0.53%
Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00%, 10/01/2030	0.46%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 12/01/2027	0.46%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.46%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	0.45%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.45%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.45%
New York (State of) Dormitory Authority, Series 2018 A, RB, 5.00%, 10/01/2027	0.45%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.45%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.54%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB, 5.00%, 10/01/2034	0.53%
Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00%, 10/01/2030	0.46%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 12/01/2027	0.46%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.46%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	0.45%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.45%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.45%
New York (State of) Dormitory Authority, Series 2018 A, RB, 5.00%, 10/01/2027	0.45%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.45%

C000209106 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000® Dynamic Multifactor ETF
Class Name	Invesco Russell 1000® Dynamic Multifactor ETF
Trading Symbol	OMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 1000® Dynamic Multifactor ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[15]
Net Assets	$ 4,908,865,961
Holdings Count | Holding	279
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,908,865,961
Total number of portfolio holdings	279
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	5.40%
Costco Wholesale Corp.	5.31%
Walmart, Inc.	5.24%
Apple, Inc.	4.99%
Amazon.com, Inc.	4.88%
Microsoft Corp.	4.55%
Meta Platforms, Inc., Class A	4.30%
NVIDIA Corp.	3.42%
Visa, Inc., Class A	3.21%
Alphabet, Inc., Class A	2.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	5.40%
Costco Wholesale Corp.	5.31%
Walmart, Inc.	5.24%
Apple, Inc.	4.99%
Amazon.com, Inc.	4.88%
Microsoft Corp.	4.55%
Meta Platforms, Inc., Class A	4.30%
NVIDIA Corp.	3.42%
Visa, Inc., Class A	3.21%
Alphabet, Inc., Class A	2.64%
* Excluding money market fund holdings, if any.

C000209109 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 2000® Dynamic Multifactor ETF
Class Name	Invesco Russell 2000® Dynamic Multifactor ETF
Trading Symbol	OMFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 2000® Dynamic Multifactor ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[16]
Net Assets	$ 241,784,761
Holdings Count | Holding	656
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$241,784,761
Total number of portfolio holdings	656
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Sprouts Farmers Market, Inc.	3.18%
ExlService Holdings, Inc.	1.56%
Commvault Systems, Inc.	1.50%
CSW Industrials, Inc.	1.28%
Hamilton Lane, Inc., Class A	1.18%
Badger Meter, Inc.	1.09%
Atmus Filtration Technologies, Inc.	1.07%
Corcept Therapeutics, Inc.	0.95%
Applied Industrial Technologies, Inc.	0.92%
InterDigital, Inc.	0.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sprouts Farmers Market, Inc.	3.18%
ExlService Holdings, Inc.	1.56%
Commvault Systems, Inc.	1.50%
CSW Industrials, Inc.	1.28%
Hamilton Lane, Inc., Class A	1.18%
Badger Meter, Inc.	1.09%
Atmus Filtration Technologies, Inc.	1.07%
Corcept Therapeutics, Inc.	0.95%
Applied Industrial Technologies, Inc.	0.92%
InterDigital, Inc.	0.86%
* Excluding money market fund holdings, if any.

C000213440 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Corporate Bond ETF
Class Name	Invesco BulletShares 2029 Corporate Bond ETF
Trading Symbol	BSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[17]
Net Assets	$ 1,893,999,578
Holdings Count | Holding	424
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,893,999,578
Total number of portfolio holdings	424
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.39%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	1.17%
Verizon Communications, Inc., 4.02%, 12/03/2029	1.06%
Centene Corp., 4.63%, 12/15/2029	0.86%
International Business Machines Corp., 3.50%, 05/15/2029	0.84%
AT&T, Inc., 4.35%, 03/01/2029	0.81%
Fiserv, Inc., 3.50%, 07/01/2029	0.77%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.69%
AbbVie, Inc., 4.80%, 03/15/2029	0.69%
Wells Fargo & Co., 4.15%, 01/24/2029	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.39%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	1.17%
Verizon Communications, Inc., 4.02%, 12/03/2029	1.06%
Centene Corp., 4.63%, 12/15/2029	0.86%
International Business Machines Corp., 3.50%, 05/15/2029	0.84%
AT&T, Inc., 4.35%, 03/01/2029	0.81%
Fiserv, Inc., 3.50%, 07/01/2029	0.77%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.69%
AbbVie, Inc., 4.80%, 03/15/2029	0.69%
Wells Fargo & Co., 4.15%, 01/24/2029	0.66%
* Excluding money market fund holdings, if any.

C000213441 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Trading Symbol	BSJR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[18]
Net Assets	$ 420,194,558
Holdings Count | Holding	157
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$420,194,558
Total number of portfolio holdings	157
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.14%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	2.73%
Carnival Corp., 5.75%, 03/01/2027	2.32%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	2.28%
Venture Global LNG, Inc., 9.88%, 02/01/2032	1.87%
Rakuten Group, Inc., 11.25%, 02/15/2027	1.69%
Level 3 Financing, Inc., 11.00%, 11/15/2029	1.53%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.45%
Community Health Systems, Inc., 5.63%, 03/15/2027	1.45%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.14%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	2.73%
Carnival Corp., 5.75%, 03/01/2027	2.32%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	2.28%
Venture Global LNG, Inc., 9.88%, 02/01/2032	1.87%
Rakuten Group, Inc., 11.25%, 02/15/2027	1.69%
Level 3 Financing, Inc., 11.00%, 11/15/2029	1.53%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.45%
Community Health Systems, Inc., 5.63%, 03/15/2027	1.45%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.31%
* Excluding money market fund holdings, if any.

C000213743 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Municipal Bond ETF
Class Name	Invesco BulletShares 2029 Municipal Bond ETF
Trading Symbol	BSMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[19]
Net Assets	$ 175,556,255
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$175,556,255
Total number of portfolio holdings	1,376
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.72%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2032	0.65%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 04/01/2029	0.64%
Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00%, 01/01/2044	0.58%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.53%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2031	0.52%
Connecticut (State of), Series 2019 A, GO Bonds, 5.00%, 04/15/2032	0.48%
California (State of), Series 2019, GO Bonds, 5.00%, 04/01/2031	0.43%
Illinois (State of) Toll Highway Authority, Series 2019 A, RB, 5.00%, 01/01/2044	0.43%
California (State of), Series 2019, GO Bonds, 5.00%, 11/01/2029	0.43%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.72%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2032	0.65%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 04/01/2029	0.64%
Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00%, 01/01/2044	0.58%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.53%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2031	0.52%
Connecticut (State of), Series 2019 A, GO Bonds, 5.00%, 04/15/2032	0.48%
California (State of), Series 2019, GO Bonds, 5.00%, 04/01/2031	0.43%
Illinois (State of) Toll Highway Authority, Series 2019 A, RB, 5.00%, 01/01/2044	0.43%
California (State of), Series 2019, GO Bonds, 5.00%, 11/01/2029	0.43%

C000213744 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Municipal Bond ETF
Class Name	Invesco BulletShares 2030 Municipal Bond ETF
Trading Symbol	BSMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[20]
Net Assets	$ 155,736,675
Holdings Count | Holding	1,254
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$155,736,675
Total number of portfolio holdings	1,254
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	1.01%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 5.00%, 07/01/2035	0.69%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.55%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.54%
Michigan (State of), Series 2020 B, RB, 5.00%, 11/15/2033	0.52%
California (State of), Series 2020, Ref. GO Bonds, 4.00%, 03/01/2036	0.51%
California (State of), Series 2020, Ref. GO Bonds, 5.00%, 03/01/2035	0.46%
New York State Urban Development Corp., Series 2020 A, RB, 5.00%, 03/15/2036	0.45%
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, 5.00%, 06/15/2032	0.45%
Omaha (City of), NE Public Power District, Series 2021 A, RB, 5.00%, 02/01/2046	0.44%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	1.01%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 5.00%, 07/01/2035	0.69%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.55%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.54%
Michigan (State of), Series 2020 B, RB, 5.00%, 11/15/2033	0.52%
California (State of), Series 2020, Ref. GO Bonds, 4.00%, 03/01/2036	0.51%
California (State of), Series 2020, Ref. GO Bonds, 5.00%, 03/01/2035	0.46%
New York State Urban Development Corp., Series 2020 A, RB, 5.00%, 03/15/2036	0.45%
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, 5.00%, 06/15/2032	0.45%
Omaha (City of), NE Public Power District, Series 2021 A, RB, 5.00%, 02/01/2046	0.44%

C000221367 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Trading Symbol	BSJS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[21]
Net Assets	$ 364,059,835
Holdings Count | Holding	258
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$364,059,835
Total number of portfolio holdings	258
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028	1.79%
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.45%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.42%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.36%
DISH DBS Corp., 5.75%, 12/01/2028	1.29%
TransDigm, Inc., 6.75%, 08/15/2028	1.24%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.16%
Tenneco, Inc., 8.00%, 11/17/2028	1.10%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.09%
Olympus Water US Holding Corp., 9.75%, 11/15/2028	1.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028	1.79%
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.45%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.42%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.36%
DISH DBS Corp., 5.75%, 12/01/2028	1.29%
TransDigm, Inc., 6.75%, 08/15/2028	1.24%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.16%
Tenneco, Inc., 8.00%, 11/17/2028	1.10%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.09%
Olympus Water US Holding Corp., 9.75%, 11/15/2028	1.04%
* Excluding money market fund holdings, if any.

C000221368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Corporate Bond ETF
Class Name	Invesco BulletShares 2030 Corporate Bond ETF
Trading Symbol	BSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[22]
Net Assets	$ 1,447,450,354
Holdings Count | Holding	297
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,447,450,354
Total number of portfolio holdings	297
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.75%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	1.21%
Amgen, Inc., 5.25%, 03/02/2030	1.09%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.87%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.86%
Alphabet, Inc., 1.10%, 08/15/2030	0.77%
Centene Corp., 3.00%, 10/15/2030	0.75%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.73%
Centene Corp., 3.38%, 02/15/2030	0.73%
Amazon.com, Inc., 1.50%, 06/03/2030	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.75%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	1.21%
Amgen, Inc., 5.25%, 03/02/2030	1.09%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.87%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.86%
Alphabet, Inc., 1.10%, 08/15/2030	0.77%
Centene Corp., 3.00%, 10/15/2030	0.75%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.73%
Centene Corp., 3.38%, 02/15/2030	0.73%
Amazon.com, Inc., 1.50%, 06/03/2030	0.70%
* Excluding money market fund holdings, if any.

C000225365 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Developed Dynamic Multifactor ETF
Class Name	Invesco International Developed Dynamic Multifactor ETF
Trading Symbol	IMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Developed Dynamic Multifactor ETF	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[23]
Net Assets	$ 509,821,396
Holdings Count | Holding	372
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$509,821,396
Total number of portfolio holdings	372
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
SAP SE	6.56%
Novartis AG	3.98%
Novo Nordisk A/S, Class B	3.42%
Samsung Electronics Co. Ltd.	3.14%
Schneider Electric SE	2.76%
Nintendo Co. Ltd.	2.67%
3i Group PLC	2.65%
RELX PLC	2.58%
ABB Ltd.	2.56%
Investor AB, Class B	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SAP SE	6.56%
Novartis AG	3.98%
Novo Nordisk A/S, Class B	3.42%
Samsung Electronics Co. Ltd.	3.14%
Schneider Electric SE	2.76%
Nintendo Co. Ltd.	2.67%
3i Group PLC	2.65%
RELX PLC	2.58%
ABB Ltd.	2.56%
Investor AB, Class B	2.44%
* Excluding money market fund holdings, if any.

C000229787 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Corporate Bond ETF
Class Name	Invesco BulletShares 2031 Corporate Bond ETF
Trading Symbol	BSCV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[24]
Net Assets	$ 912,153,831
Holdings Count | Holding	315
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$912,153,831
Total number of portfolio holdings	315
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.27%
Orange S.A., 9.00%, 03/01/2031	1.16%
Oracle Corp., 2.88%, 03/25/2031	1.13%
AT&T, Inc., 2.75%, 06/01/2031	1.02%
Amazon.com, Inc., 2.10%, 05/12/2031	1.02%
Cisco Systems, Inc., 4.95%, 02/26/2031	0.98%
Apple, Inc., 1.65%, 02/08/2031	0.92%
T-Mobile USA, Inc., 3.50%, 04/15/2031	0.87%
Ally Financial, Inc., 8.00%, 11/01/2031	0.87%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.27%
Orange S.A., 9.00%, 03/01/2031	1.16%
Oracle Corp., 2.88%, 03/25/2031	1.13%
AT&T, Inc., 2.75%, 06/01/2031	1.02%
Amazon.com, Inc., 2.10%, 05/12/2031	1.02%
Cisco Systems, Inc., 4.95%, 02/26/2031	0.98%
Apple, Inc., 1.65%, 02/08/2031	0.92%
T-Mobile USA, Inc., 3.50%, 04/15/2031	0.87%
Ally Financial, Inc., 8.00%, 11/01/2031	0.87%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.87%
* Excluding money market fund holdings, if any.

C000229788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Trading Symbol	BSJT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[25]
Net Assets	$ 221,176,038
Holdings Count | Holding	400
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$221,176,038
Total number of portfolio holdings	400
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	1.95%
Medline Borrower L.P., 3.88%, 04/01/2029	1.47%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.37%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.36%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.15%
TransDigm, Inc., 6.38%, 03/01/2029	0.95%
NFE Financing LLC, 12.00%, 11/15/2029	0.94%
Medline Borrower L.P., 5.25%, 10/01/2029	0.84%
Staples, Inc., 10.75%, 09/01/2029	0.82%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	1.95%
Medline Borrower L.P., 3.88%, 04/01/2029	1.47%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.37%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.36%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.15%
TransDigm, Inc., 6.38%, 03/01/2029	0.95%
NFE Financing LLC, 12.00%, 11/15/2029	0.94%
Medline Borrower L.P., 5.25%, 10/01/2029	0.84%
Staples, Inc., 10.75%, 09/01/2029	0.82%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.81%
* Excluding money market fund holdings, if any.

C000229789 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Municipal Bond ETF
Class Name	Invesco BulletShares 2031 Municipal Bond ETF
Trading Symbol	BSMV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[26]
Net Assets	$ 99,205,641
Holdings Count | Holding	983
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$99,205,641
Total number of portfolio holdings	983
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB, 4.00%, 01/01/2042	0.71%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.70%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.66%
Tipp (City of), Ohio Exempted Village School District, Series 2024 B, GO Bonds, 5.00%, 11/01/2054	0.65%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.63%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.61%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	0.56%
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds, 5.00%, 09/01/2048	0.53%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.53%
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, 5.00%, 03/15/2031	0.52%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB, 4.00%, 01/01/2042	0.71%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.70%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.66%
Tipp (City of), Ohio Exempted Village School District, Series 2024 B, GO Bonds, 5.00%, 11/01/2054	0.65%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.63%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.61%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	0.56%
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds, 5.00%, 09/01/2048	0.53%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.53%
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, 5.00%, 03/15/2031	0.52%

C000237719 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Corporate Bond ETF
Class Name	Invesco BulletShares 2032 Corporate Bond ETF
Trading Symbol	BSCW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[27]
Net Assets	$ 806,488,326
Holdings Count | Holding	252
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$806,488,326
Total number of portfolio holdings	252
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	2.09%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.66%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.31%
Oracle Corp., 6.25%, 11/09/2032	1.12%
Sprint Capital Corp., 8.75%, 03/15/2032	1.12%
Amazon.com, Inc., 3.60%, 04/13/2032	1.10%
Amazon.com, Inc., 4.70%, 12/01/2032	1.06%
AT&T, Inc., 2.25%, 02/01/2032	0.98%
Ford Motor Co., 3.25%, 02/12/2032	0.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	2.09%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.66%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.31%
Oracle Corp., 6.25%, 11/09/2032	1.12%
Sprint Capital Corp., 8.75%, 03/15/2032	1.12%
Amazon.com, Inc., 3.60%, 04/13/2032	1.10%
Amazon.com, Inc., 4.70%, 12/01/2032	1.06%
AT&T, Inc., 2.25%, 02/01/2032	0.98%
Ford Motor Co., 3.25%, 02/12/2032	0.97%
* Excluding money market fund holdings, if any.

C000237720 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Trading Symbol	BSJU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[28]
Net Assets	$ 108,818,297
Holdings Count | Holding	164
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$108,818,297
Total number of portfolio holdings	164
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	2.61%
Intelsat Jackson Holdings S.A., 6.50%, 03/15/2030	2.23%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	2.16%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	2.11%
DaVita, Inc., 4.63%, 06/01/2030	1.95%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.83%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.59%
McAfee Corp., 7.38%, 02/15/2030	1.56%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.54%
Weatherford International Ltd., 8.63%, 04/30/2030	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	2.61%
Intelsat Jackson Holdings S.A., 6.50%, 03/15/2030	2.23%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	2.16%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	2.11%
DaVita, Inc., 4.63%, 06/01/2030	1.95%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.83%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.59%
McAfee Corp., 7.38%, 02/15/2030	1.56%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.54%
Weatherford International Ltd., 8.63%, 04/30/2030	1.32%
* Excluding money market fund holdings, if any.

C000237721 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Municipal Bond ETF
Class Name	Invesco BulletShares 2032 Municipal Bond ETF
Trading Symbol	BSMW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[29]
Net Assets	$ 100,881,338
Holdings Count | Holding	1,065
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$100,881,338
Total number of portfolio holdings	1,065
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB, 5.00%, 05/15/2037	1.11%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2041	0.73%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.59%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2046	0.58%
Miami-Dade (County of), FL Transit System, Series 2022, RB, 5.00%, 07/01/2049	0.58%
Illinois (State of) Toll Highway Authority, Series 2021 A, RB, 5.00%, 01/01/2046	0.58%
Duluth (City of), MN Economic Development Authority (St. Luke's Hospital of Duluth), Series 2022 B, RB, 5.25%, 06/15/2052	0.56%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.54%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.53%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.53%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB, 5.00%, 05/15/2037	1.11%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2041	0.73%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.59%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2046	0.58%
Miami-Dade (County of), FL Transit System, Series 2022, RB, 5.00%, 07/01/2049	0.58%
Illinois (State of) Toll Highway Authority, Series 2021 A, RB, 5.00%, 01/01/2046	0.58%
Duluth (City of), MN Economic Development Authority (St. Luke's Hospital of Duluth), Series 2022 B, RB, 5.25%, 06/15/2052	0.56%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.54%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.53%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.53%

C000244604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Corporate Bond ETF
Class Name	Invesco BulletShares 2033 Corporate Bond ETF
Trading Symbol	BSCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[30]
Net Assets	$ 532,176,184
Holdings Count | Holding	240
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$532,176,184
Total number of portfolio holdings	240
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.95%
AT&T, Inc., 2.55%, 12/01/2033	1.40%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.17%
Enbridge, Inc., 5.70%, 03/08/2033	1.07%
Philip Morris International, Inc., 5.38%, 02/15/2033	1.04%
Intel Corp., 5.20%, 02/10/2033	1.01%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1.01%
Banco Santander S.A., 6.92%, 08/08/2033	0.99%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.93%
UnitedHealth Group, Inc., 5.35%, 02/15/2033	0.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.95%
AT&T, Inc., 2.55%, 12/01/2033	1.40%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.17%
Enbridge, Inc., 5.70%, 03/08/2033	1.07%
Philip Morris International, Inc., 5.38%, 02/15/2033	1.04%
Intel Corp., 5.20%, 02/10/2033	1.01%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1.01%
Banco Santander S.A., 6.92%, 08/08/2033	0.99%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.93%
UnitedHealth Group, Inc., 5.35%, 02/15/2033	0.93%
* Excluding money market fund holdings, if any.

C000244605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Trading Symbol	BSJV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[31]
Net Assets	$ 34,338,826
Holdings Count | Holding	153
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$34,338,826
Total number of portfolio holdings	153
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	2.25%
UKG, Inc., 6.88%, 02/01/2031	2.12%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	2.01%
Venture Global LNG, Inc., 8.38%, 06/01/2031	1.94%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031	1.87%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031	1.76%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031	1.52%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031	1.20%
Civitas Resources, Inc., 8.75%, 07/01/2031	1.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	2.25%
UKG, Inc., 6.88%, 02/01/2031	2.12%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	2.01%
Venture Global LNG, Inc., 8.38%, 06/01/2031	1.94%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031	1.87%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031	1.76%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031	1.52%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031	1.20%
Civitas Resources, Inc., 8.75%, 07/01/2031	1.18%
* Excluding money market fund holdings, if any.

C000244606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Municipal Bond ETF
Class Name	Invesco BulletShares 2033 Municipal Bond ETF
Trading Symbol	BSSX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[32]
Net Assets	$ 72,603,457
Holdings Count | Holding	891
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$72,603,457
Total number of portfolio holdings	891
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00%, 05/01/2048	1.03%
California (State of), Series 2023, GO Bonds, 5.00%, 10/01/2045	0.91%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.89%
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB, 5.00%, 06/15/2046	0.89%
New York (City of), NY, Subseries 2023 E-1, GO Bonds, 5.00%, 04/01/2035	0.78%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.78%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.75%
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, 5.00%, 02/15/2053	0.73%
Illinois (State of), Series 2023 C, GO Bonds, 5.00%, 12/01/2048	0.72%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.70%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00%, 05/01/2048	1.03%
California (State of), Series 2023, GO Bonds, 5.00%, 10/01/2045	0.91%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.89%
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB, 5.00%, 06/15/2046	0.89%
New York (City of), NY, Subseries 2023 E-1, GO Bonds, 5.00%, 04/01/2035	0.78%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.78%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.75%
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, 5.00%, 02/15/2053	0.73%
Illinois (State of), Series 2023 C, GO Bonds, 5.00%, 12/01/2048	0.72%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.70%

C000250315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 Corporate Bond ETF
Class Name	Invesco BulletShares 2034 Corporate Bond ETF
Trading Symbol	BSCY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Corporate Bond ETF	$5	0.11%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[33]
Net Assets	$ 166,821,967
Holdings Count | Holding	290
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$166,821,967
Total number of portfolio holdings	290
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.16%
AT&T, Inc., 5.40%, 02/15/2034	1.07%
Boeing Co. (The), 6.53%, 05/01/2034	1.02%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.97%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.96%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.95%
Kroger Co. (The), 5.00%, 09/15/2034	0.83%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.77%
Citibank N.A., 5.57%, 04/30/2034	0.76%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	0.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.16%
AT&T, Inc., 5.40%, 02/15/2034	1.07%
Boeing Co. (The), 6.53%, 05/01/2034	1.02%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.97%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.96%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.95%
Kroger Co. (The), 5.00%, 09/15/2034	0.83%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.77%
Citibank N.A., 5.57%, 04/30/2034	0.76%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	0.75%
* Excluding money market fund holdings, if any.

C000250316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Trading Symbol	BSJW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[34]
Net Assets	$ 15,199,226
Holdings Count | Holding	137
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$15,199,226
Total number of portfolio holdings	137
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	2.61%
TransDigm, Inc., 6.63%, 03/01/2032	2.28%
HUB International Ltd., 7.38%, 01/31/2032	1.99%
Cloud Software Group, Inc., 8.25%, 06/30/2032	1.91%
Block, Inc., 6.50%, 05/15/2032	1.86%
Community Health Systems, Inc., 10.88%, 01/15/2032	1.79%
Lightning Power LLC, 7.25%, 08/15/2032	1.57%
Caesars Entertainment, Inc., 6.50%, 02/15/2032	1.54%
NCL Corp. Ltd., 6.75%, 02/01/2032	1.48%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	2.61%
TransDigm, Inc., 6.63%, 03/01/2032	2.28%
HUB International Ltd., 7.38%, 01/31/2032	1.99%
Cloud Software Group, Inc., 8.25%, 06/30/2032	1.91%
Block, Inc., 6.50%, 05/15/2032	1.86%
Community Health Systems, Inc., 10.88%, 01/15/2032	1.79%
Lightning Power LLC, 7.25%, 08/15/2032	1.57%
Caesars Entertainment, Inc., 6.50%, 02/15/2032	1.54%
NCL Corp. Ltd., 6.75%, 02/01/2032	1.48%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.42%
* Excluding money market fund holdings, if any.

C000253524 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 Municipal Bond ETF
Class Name	Invesco BulletShares 2034 Municipal Bond ETF
Trading Symbol	BSMY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2034 Municipal Bond ETF (the “Fund”) for the period September 9, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Municipal Bond ETF	$9	0.18%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 9	[35]
Expense Ratio, Percent	0.18%	[36]
Net Assets	$ 22,245,259
Holdings Count | Holding	364
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$22,245,259
Total number of portfolio holdings	364
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50%, 11/01/2047	1.78%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.00%, 06/15/2043	1.53%
Connecticut (State of), Series 2023 A, RB, 5.00%, 07/01/2037	1.28%
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB, 5.00%, 07/01/2039	1.26%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2039	1.21%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB, 5.25%, 05/15/2054	1.10%
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB, 5.00%, 11/01/2036	1.06%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2038	1.03%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.00%, 03/15/2043	1.03%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	0.99%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50%, 11/01/2047	1.78%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.00%, 06/15/2043	1.53%
Connecticut (State of), Series 2023 A, RB, 5.00%, 07/01/2037	1.28%
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB, 5.00%, 07/01/2039	1.26%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2039	1.21%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB, 5.25%, 05/15/2054	1.10%
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB, 5.00%, 11/01/2036	1.06%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2038	1.03%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.00%, 03/15/2043	1.03%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	0.99%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[36]	Annualized.